Intangible Assets - Summary of Detailed Information About Carrying Amount of Intangible Assets Other Than Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 18,058	€ 19,969
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	17,678	19,545	€ 17,795
Carring Amount One [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	18,058	19,969	17,884
Carring Amount One [Member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	17,678	19,545	17,795
Carring Amount One [Member] | Software And Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 380	€ 424	€ 89